Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Advisor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	17.91%	12.28%	10.72%
Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%	10.63%		8.13%
Class C Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	16.75%	11.16%		7.99%
Without Sales Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.59%	11.95%		8.77%
SP 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	15.98%	14.79%
Russell 1000 Value Index 1
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%	10.69%	10.32%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	15.98%		13.38%
Russell 1000 Value Index 2
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%	10.69%		9.23%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%	10.69%		9.23%